Sales of Vessels	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Sales of Vessels
Sales of Vessels
During the three months ended September 30, 2017, the Company recognized a loss on sale of vessels of $4.2 million related to one Aframax tanker, which was sold and delivered to its buyer in September 2017. The Company also entered into an agreement to sell another Aframax vessel, resulting in a loss on sale of vessels of $3.8 million. The vessel was written down to its sales price and is classified as held for sale as of September 30, 2017. The vessel was delivered to its new buyer in November 2017 (see note 16).

In July 2017, the Company completed a $153.0 million sale-leaseback financing transaction relating to four of the Company's Suezmax tankers (see note 7).

In June 2017, one Aframax tanker was sold and delivered to its buyer. The Company recognized a loss on sale of the vessel of $2.8 million in the nine months ended September 30, 2017.

In February 2017, the date of delivery of one Suezmax tanker to its new owner was extended, and as a result, the sales price was reduced by $1.3 million. The vessel sale was completed in March 2017, and the Company recognized a loss on sale of the vessel of $1.5 million in the nine months ended September 30, 2017.

In January 2017, one Suezmax tanker was sold and delivered to its buyer. The Company recognized a loss on the sale of the vessel of $0.3 million in the nine months ended September 30, 2017. The vessel was previously written down to its agreed sales price of $16.9 million in the three months ended December 31, 2016.

The Company's consolidated statements of (loss) income for the three and nine months ended September 30, 2016 includes a loss on sale of vessels of $7.8 million and $14.2 million, respectively, of two Medium Range (or MR) tankers. One MR tanker was classified as held for sale at September 30, 2016 and was delivered to its buyer in November 2016. The vessel was written down to its agreed sales price. The other MR tanker was sold in August 2016 for a sales price of $14.0 million, and resulted in a loss on sale of $0.1 million. The vessel was previously written down to its agreed sales price in the second quarter of 2016.